Service Concession Arrangements - Summary of Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 672,918
CPPAg Power Generation	1,210,369
Guam Ukudu Combined thermal power plant Project	₩ 3,210,338
Hydroelectric Power Generation at Semangka, Indonesia (BOT)
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	(i) Significant terms and concession period of the arrangement Regarding Semangka hydroelectric power-generation business (BOT) in Indonesia, the Company has entered into a contract with PT. Perusahaan Listrik Negara (the “PT PLN”) whereby the Company shall provide electricity generated for about 30 years (2018 – 2048) after subsequent to the completion of plant construction and shall receive charge tariff rates designed to recover capital cost, fixed O&M cost, water usage cost, variable O&M cost and special facilities cost during the concession period .
Explanation of nature and extent of rights to use specified assets	(ii) Rights and classification of the arrangement The Company has the rights to use and own the power plant during the concession period from 2018 to 2048. At the end of the concession period, PT PLN has an option to take over the ownership of the power plant from the Company.
Explanation of how service concession arrangement has been classified	(iii) Classification method This project allows PT PLN to acquire ownership of the plant after the end of the 30 years contract period.
Expected future collections of service concession arrangements	(iv) The Company’s expected future collections of service concession arrangements as of December 31, 2024 are as follows: Type Amounts In millions of won Less than 1 year ￦ 36,803 1 ~ 2 years 36,848 2 ~ 3 years 36,894 Over 3 years 562,373 ￦ 672,918
CPPAg Power Generation
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	(i) Significant terms and concession period of the arrangement The Company has entered into a contract with CPPAg(The Central Power Purchasing Agency Guarantee Limited) whereby the Company shall provide electricity generated for approximately 30 years (2020 – 2050) subsequent to the completion of plant construction and shall receive charge tariff rates designed to recover capital cost, variable O&M cost, fixed O&M cost, water usage cost, insurance cost and others during the concession period.
Explanation of nature and extent of rights to use specified assets	(ii) Rights and classification of the arrangement The Company has the rights to use and own the power plant during the concession period from 2020 to 2050. The Government of Pakistan has an option to take over the ownership of the power plant from the Company after the concession period has elapsed.
Explanation of how service concession arrangement has been classified	(iii) Classification method This project allows the Government of Pakistan to acquire ownership of the plant after the end of the contract period.
Expected future collections of service concession arrangements	(iv) The Company’s expected future collections of service concession arrangements as of December 31, 2024 are as follows: Type Amounts In millions of won Less than 1 year ￦ 86,048 1 ~ 2 years 86,048 2 ~ 3 years 86,048 Over 3 years 952,225 ￦ 1,210,369
Guam Ukudu Combined thermal power plant Project
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	(i) Significant terms and concession period of the arrangement The Company has entered into a contract with Guam Power Authority whereby the Company shall provide electricity generated for approximately 25 years (from 2025 to 2050) subsequent to the completion of plant construction and shall receive charge tariff rates designed to recover variable O&M cost, fixed O&M cost and others during the concession period.
Explanation of nature and extent of rights to use specified assets	(ii) Rights and classification of the arrangement The Company has the rights to use and own the power plant during the concession period from 2025 to 2050. The Guam Power Authority has an option to take over the ownership of the power plant from the Company after the concession period has elapsed.
Explanation of how service concession arrangement has been classified	(iii) Classification method This project allows the Guam Power Authority to acquire ownership of the plant after the end of the contract period.
Expected future collections of service concession arrangements	(iv) The Company’s expected future collections of service concession arrangements as of December 31, 2024 are as follows: Type Amounts In millions of won Less than 1 year ￦ 29,249 1 ~ 2 years 117,545 2 ~ 3 years 118,597 Over 3 years 2,944,947 ￦ 3,210,338
Less than 1 year
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 36,803
CPPAg Power Generation	86,048
Guam Ukudu Combined thermal power plant Project	29,249
1~2 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	36,848
CPPAg Power Generation	86,048
Guam Ukudu Combined thermal power plant Project	117,545
2~3 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	36,894
CPPAg Power Generation	86,048
Guam Ukudu Combined thermal power plant Project	118,597
Over 3 years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	562,373
CPPAg Power Generation	952,225
Guam Ukudu Combined thermal power plant Project	₩ 2,944,947